Share-Based and Other Compensation Plans - Anti-Dilution Option Activity (Detail) - Anti-Dilution Option Grants [Member] $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of Stock Options
Outstanding, beginning of year | shares	2,016
Modified-amended options | shares	700
Modified-original options | shares	(700)
Expired | shares	(406)
Outstanding, end of year | shares	1,610
Exercisable, end of year | shares	1,610
Weighted Average Exercise price
Outstanding, beginning of year | $ / shares	$ 18
Modified-amended options | $ / shares	4.16
Modified-original options | $ / shares	18.00
Expired | $ / shares	18.00
Outstanding, end of year | $ / shares	11.98
Exercisable at December 31, 2016 | $ / shares	$ 11.98
Weighted Average remaining contractual term
Outstanding, end of year	6 years 1 month 6 days
Exercisable at December 31, 2016	6 years 1 month 6 days
Aggregate intrinsic value
Outstanding, end of year | $	$ 0
Exercisable at December 31, 2016 | $	$ 0